Property and Equipment, Net	12 Months Ended
Dec. 31, 2017
Property and Equipment, Net
Property and Equipment, Net

6.  Property and Equipment, Net

The following is a summary of property and equipment, net (in thousands):

	As of December 31,
	2016	2017	2017
	RMB	RMB	US$
Computers, equipment and furniture	170,796	173,536	26,672
Motor vehicles	5,637	5,618	863
Leasehold improvements	40,758	38,767	5,958

Total	217,191	217,921	33,493
Less: accumulated depreciation	(145,104)	(153,467)	(23,587)

Net book value	72,087	64,454	9,906

Depreciation expenses for the years ended December 31, 2015, 2016 and 2017 were RMB38.1 million, RMB37.2 million and RMB32.2 million (US$4.9 million), respectively.